American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2030 Portfolio
October 31, 2021

One Choice Blend+ 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 40.1%
American Century Low Volatility ETF	1,224	58,056
Avantis U.S. Equity Fund G Class	23,090	352,357
Avantis U.S. Small Cap Value Fund G Class	2,102	33,338
Focused Dynamic Growth Fund G Class	3,559	233,239
NT Focused Large Cap Value Fund G Class	18,234	244,884
NT Heritage Fund G Class	2,495	45,309
NT Mid Cap Value Fund G Class	3,911	59,405
Small Cap Growth Fund G Class	1,118	33,009
		1,059,597
Domestic Fixed Income Funds — 32.2%
Avantis Core Fixed Income Fund G Class	56,905	565,634
Avantis Short-Term Fixed Income Fund G Class	2,571	25,475
Inflation-Adjusted Bond Fund G Class	6,003	79,005
NT High Income Fund G Class	13,006	129,930
Short Duration Inflation Protection Bond Fund G Class	4,576	51,933
		851,977
International Equity Funds — 16.8%
Avantis Emerging Markets Equity Fund G Class	2,494	32,226
Avantis International Equity Fund G Class	11,612	145,736
Focused International Growth Fund G Class	3,750	81,003
Non-U.S. Intrinsic Value Fund G Class	8,191	86,255
NT Emerging Markets Fund G Class	2,488	36,815
NT Global Real Estate Fund G Class	3,111	42,433
NT International Small-Mid Cap Fund G Class	1,180	19,304
		443,772
International Fixed Income Funds — 10.9%
Emerging Markets Debt Fund G Class	5,718	59,863
Global Bond Fund G Class	21,667	227,068
		286,931
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,559,552)		2,642,277
OTHER ASSETS AND LIABILITIES†		(2)
TOTAL NET ASSETS — 100.0%		$2,642,275

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Low Volatility ETF	$41	$16	—	$1	$58	1	—	—
Avantis U.S. Equity Fund	261	80	$5	16	352	23	—	—
Avantis U.S. Small Cap Value Fund	24	7	—	2	33	2	—	—
Focused Dynamic Growth Fund	171	57	7	12	233	4	—	—
NT Large Company Value Fund	183	63	2	1	245	18	—	$1
NT Heritage Fund	34	10	—	1	45	2	—	—
NT Mid Cap Value Fund	44	14	—	1	59	4	—	—
Small Cap Growth Fund	25	7	1	2	33	1	—	—
Avantis Core Fixed Income Fund	454	176	54	(10)	566	57	$(1)	2
Avantis Short-Term Fixed Income Fund	19	8	1	—	26	3	—	—
Inflation-Adjusted Bond Fund	63	22	7	1	79	6	—	—
NT High Income Fund	104	39	12	(1)	130	13	—	2
Short Duration Inflation Protection Bond Fund	40	16	5	1	52	5	—	—
Avantis Emerging Markets Equity Fund	25	8	1	—	32	2	—	—
Avantis International Equity Fund	110	36	2	2	146	12	—	—
Focused International Growth Fund	61	20	1	1	81	4	—	—
Non-U.S. Intrinsic Value Fund	64	21	1	2	86	8	—	—
NT Emerging Markets Fund	29	9	1	—	37	2	—	—
NT Global Real Estate Fund	31	10	—	2	43	3	—	—
NT International Small-Mid Cap Fund	15	4	—	—	19	1	—	—
Emerging Markets Debt Fund	48	16	3	(1)	60	6	—	1
Global Bond Fund	182	70	21	(4)	227	22	—	1
	$2,028	$709	$124	$29	$2,642	199	$(1)	$7
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.